Income Tax Expenses - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengduo Information Technology Co Ltd	Dec. 31, 2012 Zhuhai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juquan Network Technology Co Ltd	Dec. 31, 2012 Chengdu Jufan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juhuan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co.LtdTwo	Dec. 31, 2012 Wuxi Tiema Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juxin Network Technology Co Ltd	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd	Dec. 31, 2012 Beijing Giant Glorious Mission Information Technology Co Ltd	Dec. 31, 2012 Wuxi Tiequan Network Technology Co Ltd	Dec. 31, 2012 Shanghai Juzi Network Technology Co Ltd	Dec. 31, 2012 Shanghai Jujia Network Technology Co.Ltd Three	Dec. 31, 2012 Shanghai Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Bengbu Giant Glorious Mission Network Technology Co Ltd	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2008 Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2013 Future Period Shanghai Zhengtu Information Technology Co Ltd High and New Technology Enterprises	Dec. 31, 2012 Fiscal Year 2013	Dec. 31, 2012 Fiscal Year Twenty Fourteen	Dec. 31, 2012 Fiscal Year 2015	Dec. 31, 2012 PRC
Income Taxes [Line Items]
Corporate Income Tax							16.50%
Corporate Income Tax ("CIT") statutory rate	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%										25.00%
Preferential CIT income tax rate																									15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Tax exemption period	On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In year 2011, Jujia Network, Juhuo Network, Zhengju Information, Wuxi Network and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax ("CIT") for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.
Transitional income tax rate																															50.00%	50.00%	50.00%
Net operating tax losses carry forwarded	72,722,040			$ 11,672,692
Net operating tax losses carry forwarded, expiration period	Will expire between 2015 and 2018
Net operating tax losses, expiration year					2015	2018
Undisributed Earnings	774,470,534			284,822,159
Unrecognized tax benefit	47,579,967	44,451,522	14,758,798	7,637,111
Recognized interest or penalties related to uncertain tax positions	0	0	0